Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	HOLOGIC, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36214
Entity Tax Identification Number	04-2902449
Entity Address, Address Line One	250 Campus Drive
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	508
Local Phone Number	263-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000859737
Title of 12(b) Security	Common Stock
Trading Symbol	HOLX
Security Exchange Name	NASDAQ